iShares®

iShares, Inc.

iShares Trust

Supplement dated July 14, 2021

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the iShares Latin America 40 ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3869% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the iShares MSCI Pacific ex Japan ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to

$46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3869% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the iShares Preferred and Income Securities ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4560% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4332% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4116% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.3910% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4560% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4332% per annum of the aggregate net assets over $81.0 billion, up to an including

$111.0 billion, plus 0.4116% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.3910% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3714% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the iShares Russell 2000 ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.1900% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.1805% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.1715% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.1630% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.1900% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.1805% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.1715% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.1630% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.1548% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2500% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.2375% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.2257% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.2144% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.2037% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2500% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.2375% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.2257% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.2144% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.2037% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.1935% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the iShares Select Dividend ETF Prospectus.

Prior to July 14, 2021 and for the fiscal year ended April 30, 2021, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4000% per annum of the aggregate net assets less than or equal to $46 billion, plus 0.3800% per annum of the aggregate net assets over $46 billion, up to and including $81 billion, plus 0.3610% per annum of the aggregate net assets over $81 billion, up to and including $111 billion, plus 0.3430% per annum of the aggregate net assets over $111 billion, up to and including $141 billion, plus 0.3259% per annum of the aggregate net assets in excess of $141 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4000% per annum of the aggregate net assets less than or equal to $46 billion, plus 0.3800% per annum of the aggregate net assets over $46 billion, up to and including $81 billion, plus 0.3610% per annum of the aggregate net assets over $81 billion, up to and including $111 billion, plus 0.3430% per annum of the aggregate net assets over $111 billion, up to and including $141 billion, plus 0.3259% per annum of the aggregate net assets over $141 billion, up to and including $171 billion, plus 0.3096% per annum of the aggregate net assets in excess of $171 billion.

Effective July 14, 2021, the following language replaces similar language in the Investment Adviser section of the SAI for the iShares Latin America 40 ETF.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the iShares Latin America 40 ETF, BFA was paid a management fee from the iShares Latin America 40 ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the iShares Latin America 40 ETF, BFA is paid a management fee from the iShares Latin America 40 ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3869% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar language in the Investment Adviser section of the SAI for the iShares MSCI Pacific ex Japan ETF.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA was paid a management fee from the iShares MSCI Pacific ex Japan ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is paid a management fee from the iShares MSCI Pacific ex Japan ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.5000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4750% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4513% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4287% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.4073% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3869% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar language in the Investment Adviser section of the SAI for the iShares Preferred and Income Securities ETF.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the iShares Preferred and Income Securities ETF, BFA was paid a management fee from the iShares Preferred and Income Securities ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4560% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4332% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4116% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.3910% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the iShares Preferred and Income Securities ETF, BFA is paid a management fee from the iShares Preferred and Income Securities ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4800% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.4560% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.4332% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.4116% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.3910% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.3714% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar language in the Investment Adviser section of the SAI for the iShares Russell 2000 ETF.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the iShares Russell 2000 ETF, BFA was paid a management fee from the iShares Russell 2000 ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.1900% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.1805% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.1715% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.1630% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the iShares Russell 2000 ETF, BFA is paid a management fee from the iShares Russell 2000 ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2000% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.1900% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.1805% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.1715% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.1630% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.1548% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar language in the Investment Adviser section of the SAI for the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF.

Prior to July 14, 2021 and for the fiscal year ended March 31, 2021, for its investment advisory services to the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA was paid a management fee from the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2500% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.2375% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.2257% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.2144% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.2037% per annum of the aggregate net assets in excess of $141.0 billion.

Effective July 14, 2021, for its investment advisory services to the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is paid a management fee from the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the Fund equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.2500% per annum of the aggregate net assets less than or equal to $46.0 billion, plus 0.2375% per annum of the aggregate net assets over $46.0 billion, up to and including $81.0 billion, plus 0.2257% per annum of the aggregate net assets over $81.0 billion, up to an including $111.0 billion, plus 0.2144% per annum of the aggregate net assets over $111.0 billion, up to and including $141.0 billion, plus 0.2037% per annum of the aggregate net assets over $141.0 billion, up to and including $171.0 billion, plus 0.1935% per annum of the aggregate net assets in excess of $171.0 billion.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of the SAI for the iShares Select Dividend ETF.

Prior to July 14, 2021 and for the fiscal year ended April 30, 2021, for its investment advisory services to the iShares Select Dividend ETF, BFA was paid a management fee from the iShares Select Dividend ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the iShares Select Dividend ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4000% per annum of the aggregate net assets less than or equal to $46 billion, plus 0.3800% per annum of the aggregate net assets over $46 billion, up to and including $81 billion, plus 0.3610% per annum of the aggregate net assets over $81 billion, up to and including $111 billion, plus 0.3430% per annum of the aggregate net assets over $111 billion, up to and including $141 billion, plus 0.3259% per annum of the aggregate net assets in excess of $141 billion.

Effective July 14, 2021, for its investment advisory services to the iShares Select Dividend ETF, BFA is paid a management fee from the iShares Select Dividend ETF calculated based on the aggregate average daily net assets of the following iShares funds: iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Preferred and Income Securities ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF and iShares Select Dividend ETF. The management fee for the iShares Select Dividend ETF equals the ratio of the Fund’s net assets over the aggregate net assets of the above iShares funds multiplied by the amount calculated as follows: 0.4000% per annum of the aggregate net assets less than or equal to $46 billion, plus 0.3800% per annum of the aggregate net assets over $46 billion, up to and including $81 billion, plus 0.3610% per annum of the aggregate net assets over $81 billion, up to and including $111 billion, plus 0.3430% per annum of the aggregate net assets over $111 billion, up to and including $141 billion, plus 0.3259% per annum of the aggregate net assets over $141 billion, up to and including $171 billion, plus 0.3096% per annum of the aggregate net assets in excess of $171 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BPSupp2-0721

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares, Inc.

iShares Trust

Supplement dated July 14, 2021

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for each of the iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 14, 2021, the following language replaces similar disclosure in the Investment Adviser section of each Prospectus.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to the Fund, BFA was paid a management fee from the Fund corresponding to the Fund’s allocable portion of the aggregate management fee calculated based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

Effective July 14, 2021, for its investment advisory services to the Fund, BFA is paid a management fee from the Fund corresponding to the Fund’s allocable portion of the aggregate management fee calculated based on the aggregate average daily net assets of the following iShares funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.7400% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.6900% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.6400% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.5700% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.5100% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.4800% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.4500% per annum of the aggregate net assets over $32.0 billion, up to and including $40.0 billion, plus 0.4275% per annum of the aggregate net assets in excess of $40.0 billion.

Effective July 14, 2021, the following paragraph replaces similar language in the Investment Adviser section of the SAI for the iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Peru ETF, iShares MSCI Qatar ETF and iShares MSCI UAE ETF.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Peru ETF, iShares MSCI Qatar ETF and iShares MSCI UAE ETF, BFA was paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI

Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee was calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

Effective July 14, 2021, for its investment advisory services to iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Peru ETF, iShares MSCI Qatar ETF and iShares MSCI UAE ETF, BFA is paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.7400% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.6900% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.6400% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.5700% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.5100% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.4800% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.4500% per annum of the aggregate net assets over $32.0 billion, up to and including $40.0 billion, plus 0.4275% per annum of the aggregate net assets in excess of $40.0 billion.

Effective July 14, 2021, the following paragraph replaces similar language in the Investment Adviser section of the SAI for the iShares MSCI Indonesia ETF, iShares MSCI Philippines ETF and iShares MSCI Poland ETF.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to iShares MSCI Indonesia ETF, iShares MSCI Philippines ETF and iShares MSCI Poland ETF, BFA was paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee was calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

Effective July 14, 2021, for its investment advisory services to iShares MSCI Indonesia ETF, iShares MSCI Philippines ETF and iShares MSCI Poland ETF, BFA is paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.7400% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.6900% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.6400% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.5700% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.5100% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.4800% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.4500% per annum of the aggregate net assets over $32.0 billion, up to and including $40.0 billion, plus 0.4275% per annum of the aggregate net assets in excess of $40.0 billion.

Effective July 14, 2021, the following paragraph replaces similar language in the Investment Adviser section of the SAI for the iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI Thailand ETF and iShares MSCI Turkey ETF.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI Thailand ETF and iShares MSCI Turkey ETF, BFA was paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee was calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

Effective July 14, 2021, for its investment advisory services to iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI Thailand ETF and iShares MSCI Turkey ETF, BFA is paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.7400% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.6900% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.6400% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.5700% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.5100% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.4800% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.4500% per annum of the aggregate net assets over $32.0 billion, up to and including $40.0 billion, plus 0.4275% per annum of the aggregate net assets in excess of $40.0 billion.

Effective July 14, 2021, the following paragraph replaces similar language in the Investment Adviser section of the SAI for the iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI South Korea ETF and iShares MSCI Taiwan ETF.

Prior to July 14, 2021 and for the fiscal year ended August 31, 2020, for its investment advisory services to iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI South Korea ETF and iShares MSCI Taiwan ETF, BFA was paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares

MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee was calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

Effective July 14, 2021, for its investment advisory services to iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI South Korea ETF and iShares MSCI Taiwan ETF, BFA is paid a management fee from such Funds corresponding to each Fund’s allocable portion of an aggregate management fee calculated based on the aggregate average daily net assets of the following iShares Funds: iShares MSCI Brazil ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand ETF, iShares MSCI Turkey ETF and iShares MSCI UAE ETF. The aggregate management fee is calculated as follows: 0.7400% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.6900% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.6400% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.5700% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.5100% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.4800% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.4500% per annum of the aggregate net assets over $32.0 billion, up to and including $40.0 billion, plus 0.4275% per annum of the aggregate net assets in excess of $40.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BPSupp3-0721

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE